Property, Plant & Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant & Equipment
14.	PROPERTY, PLANT & EQUIPMENT

	Property Acquisition costs	Mineral properties	Plant and equipment	Construction in Progress	Total
Cost
At January 1, 2016	101,226	244,289	655,440	747	1,001,702
Additions	—	17,404	—	2,394	19,798
Rehabilitation cost asset	—	(27,870)	—	—	(27,870)
Capitalized interest [1]	—	5,219	—	—	5,219
Disposals	—	—	(838)	—	(838)
Foreign exchange translation	(2,822)	(214)	(150)	—	(3,186)
Transfers between categories	—	—	1,683	(1,683)	—

At December 31, 2016	98,404	238,828	656,135	1,458	994,825
Additions	—	84,641	10,696	21,030	116,367
Rehabilitation cost asset	—	8,350	—	—	8,350
Capitalized interest [1]	—	2,602	—	—	2,602
Disposals	—	—	(6,924)	—	(6,924)
Foreign exchange translation	(6,026)	(783)	(315)	—	(7,124)
Transfers between categories	—	—	19,760	(19,760)	—

At December 31, 2017	92,378	333,638	679,352	2,728	1,108,096

Accumulated depreciation
At January 1, 2016	—	67,581	139,363	—	206,944
Depreciation[2]	—	29,076	28,743	—	57,819
Disposals	—	—	(146)	—	(146)

At December 31, 2016	—	96,657	167,960	—	264,617
Depreciation[2]	—	20,033	29,472		49,505
Impairment	—	—	3,551	—	3,551
Disposals	—	—	(6,842)	—	(6,842)

At December 31, 2017	—	116,690	194,141	—	310,831

Net book value
At December 31, 2016	98,404	142,171	488,175	1,458	730,208

At December 31, 2017	92,378	216,948	485,211	2,728	797,265

[1]	Interest related to the Florence Copper Project was capitalized until June 2017 at an annual rate of 11% (2016: 11%).
[2]	Depreciation included in cost of sales for 2017 and 2016 of $47,722 and $52,939 respectively.

(a)	Capital expenditures

During 2017, the Company capitalized stripping costs of $75,408 (2016: $10,065) and incurred other capital expenditures for Gibraltar of $10,728 (2016: $3,932). In addition, the Company capitalized development costs of $15,245 (2016: $4,961) for the Florence Copper and $1,713 (2016: $840) for the Aley Niobium projects. Non-cash additions to property, plant and equipment include $13,059 for the acquisition of mining equipment under capital leases and $6,371 of depreciation on mining assets related to capitalized stripping.

The rehabilitation cost asset increased by $8,350 for the year ended December 31, 2017, as a result of changes in estimates during the period including an increase in estimated costs and changes in the discount rate.

(b)	Leased assets

The Company leases mining equipment under a number of capital lease agreements. Most of these leases provide the Company with the option to purchase the equipment at a beneficial price. Certain rents are based on an annual average usage for the applicable equipment and, if at the end of the term (unless the equipment has been purchased by the Company), the actual annual average usage of such equipment has been greater than the specified usage, the Company must pay an additional amount for each excess hour of actual usage. The leased assets secure the lease obligations (Note 17). At December 31, 2017, the net carrying amount of leased assets was $51,918 (2016: $53,476).

(c)	Property acquisition costs

Property acquisition costs are comprised of the Aley Niobium property $5,436, Florence Copper Project $86,940, New Prosperity gold-copper property $1 and Harmony gold property $1. The carrying amounts for the New Prosperity and Harmony properties are the original property acquisition costs less historical impairments.